Schedule of Investments (unaudited) July 31, 2020	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Austria — 0.2%
ams AG, 6.00%, 07/31/25 (Call 07/31/22)(a)	EUR	100	$119,480

Belgium — 0.3%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(a)	EUR	100	122,192

Canada — 1.1%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 05/15/23 (Call 05/15/21)(a)	CAD	50	37,304
Iron Mountain Canada Operations ULC, 5.38%, 09/15/23 (Call 09/15/20)(a)	CAD	50	38,132
Parkland Corp.
5.63%, 05/09/25 (Call 05/09/21)	CAD	150	115,282
5.75%, 09/16/24 (Call 09/16/20)	CAD	100	76,841
Quebecor Media Inc., 6.63%, 01/15/23(b)	CAD	75	60,050
Southern Pacific Resource Corp., 8.75%, 01/25/18(b)(c)	CAD	50	0	(d)
Videotron Ltd.
4.50%, 01/15/30 (Call 10/15/24)	CAD	150	114,152
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	39,785
5.75%, 01/15/26 (Call 09/15/20)(a)	CAD	50	38,524

			520,070

Cayman Islands — 0.2%
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(a)	EUR	100	116,978

Denmark — 0.8%
DKT Finance ApS, 7.00%, 06/17/23 (Call 06/17/21)(a)	EUR	200	237,648
TDC AS, 5.00%, 03/02/22	EUR	100	123,369

			361,017

Finland — 1.9%
Nokia Oyj
2.38%, 05/15/25 (Call 02/15/25)(a)	EUR	100	123,518
3.13%, 05/15/28 (Call 02/15/28)(a)	EUR	100	124,527
Nokia OYJ
2.00%, 03/15/24 (Call 12/15/23)(a)	EUR	100	121,423
2.00%, 03/11/26 (Call 12/11/25)(a)	EUR	150	179,336
Teollisuuden Voima OYJ
1.13%, 03/09/26 (Call 12/09/25)(a)	EUR	100	111,361
2.13%, 02/04/25 (Call 11/04/24)(a)	EUR	100	117,989
2.63%, 01/13/23(a)	EUR	100	121,400

			899,554

France — 10.3%
Altice France SA/France
2.13%, 02/15/25 (Call 01/29/22)(a)	EUR	150	169,609
3.38%, 01/15/28 (Call 09/15/22)(a)	EUR	100	115,929
5.88%, 02/01/27 (Call 02/01/22)(a)	EUR	150	189,269
Banijay Entertainment SASU, 3.50%, 03/01/25 (Call 03/01/22)(a)	EUR	100	114,978
Banijay Group SAS, 6.50%, 03/01/26 (Call 09/01/22)(a)	EUR	100	109,046
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)(a)	EUR	200	185,628
4.50%, 03/07/24 (Call 12/04/23)(a)	EUR	100	98,863
4.56%, 01/25/23(a)	EUR	100	108,544
CMA CGM SA, 5.25%, 01/15/25 (Call 10/15/20)(a)	EUR	200	198,491
Elis SA
1.00%, 04/03/25 (Call 01/03/25)(a)	EUR	100	111,017
1.63%, 04/03/28 (Call 01/03/28)(a)	EUR	100	110,181
1.75%, 04/11/24 (Call 01/11/24)(a)	EUR	100	116,506
Europcar Mobility Group, 4.13%, 11/15/24 (Call 11/15/20)(a)	EUR	200	126,450

Security	Par (000)		Value

France (continued)
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(a)	EUR	100	$111,085
2.63%, 06/15/25 (Call 06/15/21)(a)	EUR	150	173,288
3.13%, 06/15/26 (Call 06/15/22)(a)	EUR	100	116,547
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 05/15/21)(a)	EUR	100	98,475
Loxam SAS
3.25%, 01/14/25 (Call 07/15/21)(a)	EUR	200	227,125
3.50%, 05/03/23 (Call 08/10/20)(a)	EUR	100	117,107
5.75%, 07/15/27 (Call 07/15/22)(a)	EUR	100	103,818
Orano SA
3.13%, 03/20/23 (Call 12/20/22)(a)	EUR	100	121,590
3.38%, 04/23/26 (Call 01/23/26)(a)	EUR	100	121,490
4.88%, 09/23/24	EUR	100	130,542
Quatrim SASU, 5.88%, 01/15/24 (Call 11/15/21)(a)	EUR	100	117,909
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(a)(e)	EUR	200	220,128
Renault SA
1.00%, 03/08/23 (Call 12/08/22)(a)	EUR	100	114,788
1.00%, 04/18/24 (Call 01/18/24)(a)	EUR	100	111,266
1.00%, 11/28/25 (Call 08/28/25)(a)	EUR	100	109,571
1.13%, 10/04/27 (Call 07/04/27)(a)	EUR	100	103,321
1.25%, 06/24/25 (Call 03/24/25)(a)	EUR	100	108,671
2.00%, 09/28/26 (Call 06/28/26)(a)	EUR	100	111,035
Rexel SA
2.13%, 06/15/25 (Call 12/15/20)(a)	EUR	150	175,650
2.75%, 06/15/26 (Call 06/15/22)(a)	EUR	100	119,114
SPCM SA, 2.88%, 06/15/23 (Call 08/10/20)(a)	EUR	100	117,766
SPIE SA
2.63%, 06/18/26 (Call 12/18/25)(a)	EUR	100	117,706
3.13%, 03/22/24 (Call 09/22/23)(a)	EUR	100	120,827
Vallourec SA
2.25%, 09/30/24(a)	EUR	100	52,207
6.63%, 10/15/22 (Call 10/15/20)(a)	EUR	100	61,608

			4,837,145

Germany — 9.4%
ADLER Real Estate AG
1.50%, 12/06/21 (Call 11/06/21)(a)	EUR	100	115,984
1.50%, 04/17/22 (Call 03/17/22)(a)	EUR	100	115,102
3.00%, 04/27/26 (Call 02/27/26)(a)	EUR	100	115,294
Commerzbank AG
4.00%, 03/23/26(a)	EUR	150	186,260
4.00%, 03/30/27(a)	EUR	100	123,884
4.00%, 12/05/30 (Call 09/05/25)(a)(e)	EUR	100	119,517
Deutsche Bank AG
2.75%, 02/17/25(a)	EUR	225	269,568
4.50%, 05/19/26(a)	EUR	100	125,984
5.63%, 05/19/31 (Call 02/19/26)(a)(e)	EUR	200	253,201
Deutsche Lufthansa AG, 0.25%, 09/06/24	EUR	50	50,862
K+S AG
2.63%, 04/06/23 (Call 01/06/23)(a)	EUR	100	108,401
3.25%, 07/18/24 (Call 04/18/24)(a)	EUR	100	102,263
4.13%, 12/06/21(a)	EUR	100	117,721
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(a)(e)	EUR	75	93,353
METRO AG
1.38%, 10/28/21(a)	EUR	100	118,923
1.50%, 03/19/25(a)	EUR	100	120,147
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 09/30/20)(a)	EUR	100	116,117
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 09/30/20)(a)	EUR	200	232,944
ProGroup AG, 3.00%, 03/31/26 (Call 03/31/21)(a)	EUR	100	116,299

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
RWE AG, 3.50%, 04/21/75 (Call 04/21/25)(a)(e)	EUR	50	$62,169
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 01/15/22)(a)	EUR	250	283,825
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)(a)	EUR	150	174,572
1.88%, 03/06/23 (Call 02/06/23)(a)	EUR	150	171,285
2.88%, 02/22/24 (Call 11/22/23)(a)	EUR	300	344,047
Vertical Holdco GmbH, 6.63%, 07/15/28 (Call 07/15/23)(a)	EUR	100	118,805
Vertical Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(a)	EUR	100	118,704
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(a)	EUR	200	223,741
2.50%, 10/23/27 (Call 07/23/27)(a)	EUR	100	110,892
3.00%, 10/23/29 (Call 07/23/29)(a)	EUR	100	109,829
ZF North America Capital Inc., 2.75%, 04/27/23(a)	EUR	100	119,793

			4,439,486

Greece — 0.4%
Alpha Bank AE, 4.25%, 02/13/30 (Call 02/13/25)(a)(e)	EUR	100	96,078
Piraeus Bank SA, 9.75%, 06/26/29 (Call 06/26/24)(a)(e)	EUR	100	91,127

			187,205

Ireland — 2.6%
AIB Group PLC, 1.88%, 11/19/29 (Call 11/19/24)(a)(e)	EUR	100	114,544
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 2.13%, 08/15/26 (Call 08/15/22)(a)	EUR	200	230,818
eircom Finance DAC
1.75%, 11/01/24 (Call 11/01/21)(a)	EUR	100	114,765
3.50%, 05/15/26 (Call 05/15/22)(a)	EUR	200	239,338
James Hardie International Finance DAC, 3.63%, 10/01/26 (Call 10/01/21)(a)	EUR	100	119,940
Smurfit Kappa Acquisitions ULC
2.38%, 02/01/24 (Call 11/01/23)(a)	EUR	100	122,473
2.88%, 01/15/26 (Call 10/15/25)(a)	EUR	125	156,246
Smurfit Kappa Treasury ULC, 1.50%, 09/15/27 (Call 06/14/27)(a)	EUR	125	145,257

			1,243,381

Israel — 2.3%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(a)	EUR	200	211,264
1.25%, 03/31/23 (Call 12/31/22)(a)	EUR	100	111,626
1.63%, 10/15/28(a)	EUR	150	147,432
1.88%, 03/31/27 (Call 12/31/26)(a)	EUR	100	102,151
3.25%, 04/15/22 (Call 01/15/22)	EUR	100	118,285
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	118,769
6.00%, 01/31/25 (Call 10/31/24)(a)	EUR	200	252,406

			1,061,933

Italy — 16.7%
Atlantia SpA
1.63%, 02/03/25(a)	EUR	100	115,618
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR	175	201,250
Autostrade per l’Italia SpA
1.13%, 11/04/21(a)	EUR	100	116,984
1.75%, 06/26/26(a)	EUR	100	115,195
1.88%, 09/26/29 (Call 06/26/29)(a)	EUR	200	226,810
4.38%, 09/16/25(a)	EUR	100	131,120
Banca IFIS SpA, 2.00%, 04/24/23(a)	EUR	100	113,686
Banca Monte dei Paschi di Siena SpA
3.63%, 09/24/24(a)	EUR	200	241,304
4.00%, 07/10/22(a)	EUR	100	120,900
5.38%, 01/18/28 (Call 01/18/23)(a)(e)	EUR	100	105,243
10.50%, 07/23/29(a)	EUR	100	131,244

Security	Par (000)		Value

Italy (continued)
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(a)	EUR	100	$117,774
Banco BPM SpA
1.75%, 04/24/23(a)	EUR	209	247,219
1.75%, 01/28/25(a)	EUR	100	116,257
4.25%, 10/01/29 (Call 10/01/24)(a)(e)	EUR	100	114,731
4.38%, 09/21/27 (Call 09/21/22)(a)(e)	EUR	100	117,355
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(a)(e)	EUR	100	120,786
Esselunga SpA, 0.88%, 10/25/23 (Call 07/25/23)(a)	EUR	100	116,804
Fiat Chrysler Finance Europe SENC, 4.75%, 07/15/22(a)	EUR	200	249,350
Iccrea Banca SpA
1.50%, 10/11/22(a)	EUR	100	118,071
4.13%, 11/28/29 (Call 11/28/24)(a)(e)	EUR	100	104,125
Infrastrutture Wireless Italiane SpA, 1.88%, 07/08/26 (Call 04/08/26)(a)	EUR	150	180,206
Intesa Sanpaolo SpA
2.86%, 04/23/25(a)	EUR	100	121,671
3.93%, 09/15/26(a)	EUR	175	223,461
6.63%, 09/13/23(a)	EUR	200	269,400
Leonardo SpA, 5.25%, 01/21/22	EUR	100	124,975
Mediobanca Banca di Credito Finanziario SpA
3.75%, 06/16/26	EUR	75	93,344
5.75%, 04/18/23	EUR	50	64,642
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(a)	EUR	100	125,970
Saipem Finance International BV, 3.75%, 09/08/23(a)	EUR	100	121,916
Telecom Italia SpA/Milano
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	200	236,402
2.50%, 07/19/23(a)	EUR	100	121,561
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	100	122,255
3.25%, 01/16/23(a)	EUR	150	185,945
3.63%, 01/19/24(a)	EUR	207	259,824
3.63%, 05/25/26(a)	EUR	100	126,645
4.00%, 04/11/24 (Call 01/11/24)(a)	EUR	125	158,312
5.25%, 02/10/22(a)	EUR	100	126,171
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(a)(e)	EUR	200	222,487
2.73%, 01/15/32 (Call 01/15/27)(a)(e)	EUR	200	222,048
4.38%, 01/03/27 (Call 01/03/22)(a)(e)	EUR	100	121,500
4.88%, 02/20/29 (Call 02/20/24)(a)(e)	EUR	200	249,929
6.95%, 10/31/22(a)	EUR	150	197,058
Unione di Banche Italiane SpA
4.38%, 07/12/29 (Call 07/12/24)(a)(e)	EUR	150	186,483
4.45%, 09/15/27 (Call 09/15/22)(a)(e)	EUR	150	184,133
5.88%, 03/04/29 (Call 03/04/24)(a)(e)	EUR	150	194,722
Unipol Gruppo SpA
3.00%, 03/18/25(a)	EUR	175	211,423
3.50%, 11/29/27 (Call 08/29/27)(a)	EUR	100	121,662
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(a)	EUR	100	119,968
Webuild SpA, 1.75%, 10/26/24(a)	EUR	150	152,522

			7,888,461

Japan — 1.8%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	250	293,531
4.00%, 07/30/22 (Call 04/30/22)(a)	EUR	100	122,394
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	100	122,642
4.50%, 04/20/25 (Call 01/20/25)(a)	EUR	100	123,805
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	150	192,126

			854,498

Luxembourg — 3.8%
Altice Financing SA, 3.00%, 01/15/28 (Call 01/15/23)(a)	EUR	200	221,648

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Luxembourg (continued)
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(a)	EUR	100	$109,816
Altice France Holding SA
4.00%, 02/15/28 (Call 02/15/23)(a)	EUR	100	108,494
8.00%, 05/15/27 (Call 05/15/22)(a)	EUR	200	253,730
ContourGlobal Power Holdings SA, 3.38%, 08/01/23 (Call 08/01/20)(a)	EUR	100	119,728
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22 (Call 11/01/20)(a)	GBP	100	121,720
INEOS Finance PLC, 2.13%, 11/15/25 (Call 11/15/20)(a)	EUR	100	113,771
INEOS Group Holdings SA, 5.38%, 08/01/24 (Call 08/01/20)(a)	EUR	100	119,071
Matterhorn Telecom SA, 3.13%, 09/15/26 (Call 09/15/22)(a)	EUR	100	114,815
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(a)	EUR	100	120,804
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 10/31/22)(a)	EUR	90	94,402
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(a)	EUR	150	170,466
Vivion Investments Sarl, 3.00%, 08/08/24(a)	EUR	100	106,013

			1,774,478

Netherlands — 5.1%
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 10/01/20)(a)	EUR	200	232,243
Nouryon Holding BV, 6.50%, 10/01/26 (Call 10/01/21)(a)	EUR	100	120,645
OCI NV, 3.13%, 11/01/24 (Call 11/01/21)(a)	EUR	100	116,417
PPF Telecom Group BV
2.13%, 01/31/25 (Call 10/31/24)(a)	EUR	100	114,409
3.13%, 03/27/26 (Call 12/27/25)(a)	EUR	100	117,893
3.50%, 05/20/24 (Call 02/20/24)(a)	EUR	100	120,805
Q-Park Holding I BV
1.50%, 03/01/25 (Call 02/10/22)(a)	EUR	100	109,894
2.00%, 03/01/27 (Call 03/01/23)(a)	EUR	100	109,393
Saipem Finance International BV, 2.63%, 01/07/25(a)	EUR	100	116,416
Selecta Group BV, 5.88%, 02/01/24 (Call 02/01/21)(a)	EUR	100	40,076
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(a)	EUR	100	117,730
SNS Bank NV, 6.25%, 10/26/20(f)	EUR	50	0	(d)
Trivium Packaging Finance BV, 3.75%, 08/15/26 (Call 08/15/22)(a)	EUR	100	118,013
United Group BV
3.13%, 02/15/26 (Call 02/15/22)(a)	EUR	100	113,390
3.63%, 02/15/28 (Call 02/06/23)(a)	EUR	100	113,320
4.88%, 07/01/24 (Call 07/01/21)(a)	EUR	100	120,760
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(a)	EUR	100	112,709
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(a)	EUR	150	169,204
Ziggo BV
2.88%, 01/15/30 (Call 10/15/24)(a)	EUR	100	115,719
4.25%, 01/15/27 (Call 01/15/22)(a)	EUR	180	220,713

			2,399,749

Portugal — 1.8%
Banco Comercial Portugues SA, 4.50%, 12/07/27 (Call 12/07/22)(a)(e)	EUR	100	115,845
Caixa Geral de Depositos SA
1.25%, 11/25/24(a)	EUR	100	116,610
5.75%, 06/28/28 (Call 06/28/23)(a)(e)	EUR	100	125,927
EDP — Energias de Portugal SA
1.70%, 07/20/80 (Call 04/20/25)(a)(e)	EUR	100	113,168
4.50%, 04/30/79 (Call 01/30/24)(a)(e)	EUR	200	254,376
Novo Banco SA, 8.50%, 07/06/28 (Call 07/06/23)(a)(e)	EUR	100	102,537

			828,463

Spain — 5.8%
ABANCA Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(a)(e)	EUR	100	112,694
Banco de Sabadell SA
1.13%, 03/27/25(a)	EUR	100	111,217

Security	Par (000)		Value

Spain (continued)
1.75%, 05/10/24(a)	EUR	100	$115,226
5.38%, 12/12/28 (Call 12/12/23)(a)(e)	EUR	100	119,361
5.63%, 05/06/26(a)	EUR	100	122,566
Bankia SA
1.00%, 06/25/24(a)	EUR	100	115,805
1.13%, 11/12/26(a)	EUR	100	113,868
3.38%, 03/15/27 (Call 03/15/22)(a)(e)	EUR	100	119,707
3.75%, 02/15/29 (Call 02/15/24)(a)(e)	EUR	100	120,715
Cellnex Telecom SA
1.00%, 04/20/27 (Call 01/20/27)(a)	EUR	100	114,912
2.38%, 01/16/24 (Call 10/16/23)(a)	EUR	100	124,080
2.88%, 04/18/25 (Call 01/18/25)(a)	EUR	100	127,436
3.13%, 07/27/22(a)	EUR	100	124,619
Cirsa Finance International Sarl, 6.25%, 12/20/23 (Call 06/20/21)(a)	EUR	100	108,674
El Corte Ingles SA, 3.00%, 03/15/24 (Call 10/15/20)(a)	EUR	100	116,983
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23 (Call 05/15/21)(a)	EUR	100	112,860
Grifols SA
1.63%, 02/15/25 (Call 02/15/22)(a)	EUR	250	289,699
2.25%, 11/15/27 (Call 11/15/22)(a)	EUR	100	117,046
3.20%, 05/01/25 (Call 05/01/21)(a)	EUR	100	118,759
Grupo Isolux Corsan SA, Series B, 6.00%, 12/30/21 (Call 08/31/20)(c)	EUR	141	83
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(a)(e)	EUR	100	103,214
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(a)(e)	EUR	175	215,331

			2,724,855

Sweden — 3.2%
Akelius Residential Property AB
2.25%, 05/17/81 (Call 02/17/26)(a)(e)	EUR	100	108,903
3.88%, 10/05/78 (Call 10/05/23)(a)(e)	EUR	100	119,790
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(a)(e)	EUR	100	115,598
Intrum AB
2.75%, 07/15/22 (Call 07/15/21)(a)	EUR	50	58,999
3.00%, 09/15/27 (Call 09/15/22)(a)	EUR	100	104,214
3.13%, 07/15/24 (Call 07/15/21)(a)	EUR	100	111,910
3.50%, 07/15/26 (Call 07/15/22)(a)	EUR	175	191,521
Telefonaktiebolaget LM Ericsson, 1.88%, 03/01/24(a)	EUR	100	122,744
Verisure Holding AB, 3.50%, 05/15/23 (Call 05/08/21)(a)	EUR	100	118,879
Verisure Midholding AB, 5.75%, 12/01/23 (Call 12/01/20)(a)	EUR	200	237,653
Volvo Car AB, 2.00%, 01/24/25 (Call 10/24/24)(a)	EUR	200	232,899

			1,523,110

Switzerland — 0.4%
Dufry One BV
2.00%, 02/15/27 (Call 02/15/22)(a)	EUR	100	84,378
2.50%, 10/15/24 (Call 10/15/20)(a)	EUR	100	90,327

			174,705

United Kingdom — 10.0%
Algeco Global Finance PLC, 6.50%, 02/15/23 (Call 02/15/21)(a)	EUR	100	112,491
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 09/30/20)(a)	GBP	150	203,889
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (Call 10/01/20)(a)	GBP	100	133,164
eG Global Finance PLC
4.38%, 02/07/25 (Call 05/15/21)(a)	EUR	125	139,356
6.25%, 10/30/25 (Call 10/25/21)(a)	EUR	150	176,294

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United Kingdom (continued)
FCE Bank PLC
1.13%, 02/10/22(a)	EUR	100	$115,338
1.62%, 05/11/23(a)	EUR	100	114,338
2.73%, 06/03/22(a)	GBP	100	127,872
Fiat Chrysler Automobiles NV
3.38%, 07/07/23 (Call 04/07/23)(a)	EUR	150	183,482
3.75%, 03/29/24(a)	EUR	200	248,772
3.88%, 01/05/26 (Call 10/05/25)(a)	EUR	100	125,657
4.50%, 07/07/28 (Call 04/07/28)(a)	EUR	150	195,031
Heathrow Finance PLC
3.88%, 03/01/27(a)	GBP	100	123,966
4.75%, 03/01/24 (Call 12/01/23)(a)	GBP	100	132,628
INEOS Finance PLC, 2.88%, 05/01/26 (Call 05/01/22)(a)	EUR	100	114,957
International Game Technology PLC, 3.50%, 06/15/26 (Call 06/15/22)(a)	EUR	150	168,813
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(a)	EUR	100	98,717
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	150	144,561
5.00%, 02/15/22(a)	GBP	100	127,219
5.88%, 11/15/24 (Call 08/15/24)(a)	EUR	100	105,486
Marks & Spencer PLC, 6.00%, 06/12/25(a)	GBP	100	140,693
Motion Bondco DAC, 4.50%, 11/15/27 (Call 11/15/22)(a)	EUR	100	101,964
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 07/31/22)(a)	GBP	100	126,382
Synlab Unsecured Bondco PLC, 8.25%, 07/01/23 (Call 07/01/21)(a)	EUR	150	181,622
Thames Water Utilities Finance PLC, 5.75%, 09/13/30 (Call 09/13/22)(e)	GBP	100	138,877
Top Gun Realisations 74 PLC, 6.50%, 07/01/22 (Call 08/10/20)(a)(c)	GBP	25	6,243
Virgin Media Finance PLC, 3.75%, 07/15/30 (Call 07/15/25)(a) .	EUR	100	115,692
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(a)	GBP	100	131,128
5.00%, 04/15/27 (Call 04/15/22)(a)	GBP	100	136,546
5.25%, 05/15/29 (Call 05/15/24)(a)	GBP	100	137,876
6.00%, 01/15/25 (Call 01/15/21)(a)(g)	GBP	85	118,507
Vodafone Group PLC
1.00%, 10/03/78 (Call 10/03/25)(a)(e)	GBP	100	139,680
3.10%, 01/03/79 (Call 01/03/24)(a)(e)	EUR	300	359,602

			4,726,843

United States — 19.4%
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(a)	EUR	175	189,667
AMC Entertainment Holdings Inc.
10.50%, 04/24/26(b)	USD	32	27,096
12.00%, 06/15/26 (Call 06/15/23)(b)	USD	93	39,546
Aramark International Finance Sarl, 3.13%, 04/01/25 (Call 04/01/21)(a)	EUR	100	111,974
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.75%, 07/15/27 (Call 07/15/22)(a)	GBP	100	129,169
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(a)	EUR	100	112,625
Avantor Inc., 4.75%, 10/01/24 (Call 10/01/20)(a)	EUR	100	122,713
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(a)	EUR	100	102,224
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 01/15/21)(a)	EUR	100	118,250
Ball Corp.
0.88%, 03/15/24 (Call 12/15/23)	EUR	100	115,737
1.50%, 03/15/27 (Call 12/15/26)	EUR	100	115,643
4.38%, 12/15/23	EUR	100	129,258

Security	Par (000)		Value

United States (continued)
Bausch Health Companies Inc., 4.50%, 05/15/23 (Call 08/31/20)(a)	EUR	200	$235,456
Belden Inc., 3.88%, 03/15/28 (Call 03/06/23)(a)	EUR	150	175,332
Berry Global Inc.
1.00%, 01/15/25 (Call 10/15/24)(a)	EUR	100	113,390
1.50%, 01/15/27 (Call 10/15/26)(a)	EUR	100	114,111
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 06/01/22)(a)	EUR	100	123,910
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 03/01/23)(a)	EUR	150	169,800
Chemours Co. (The), 4.00%, 05/15/26 (Call 05/15/21)	EUR	100	109,869
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26 (Call 05/15/22)(a)	EUR	125	147,745
Coty Inc., 4.75%, 04/15/26 (Call 04/15/21)(a)	EUR	100	94,811
Crown European Holdings SA
0.75%, 02/15/23 (Call 01/16/23)(a)	EUR	100	115,857
2.25%, 02/01/23 (Call 11/01/22)(a)	EUR	100	119,866
2.63%, 09/30/24 (Call 03/30/24)(a)	EUR	125	151,986
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	122,252
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(a)	EUR	100	120,627
Energizer Gamma Acquisition BV, 4.63%, 07/15/26 (Call 07/15/21)(a)	EUR	100	121,345
Ford Motor Credit Co. LLC
1.36%, 02/07/25	EUR	100	108,828
1.51%, 02/17/23	EUR	100	114,215
1.74%, 07/19/24	EUR	100	111,576
2.39%, 02/17/26	EUR	125	139,304
3.02%, 03/06/24	EUR	100	117,156
4.54%, 03/06/25	GBP	100	129,738
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(a)	EUR	100	118,738
International Game Technology PLC
2.38%, 04/15/28 (Call 04/15/23)(a)	EUR	100	104,224
3.50%, 07/15/24 (Call 01/15/24)(a)	EUR	125	143,823
IQVIA Inc.
2.25%, 01/15/28 (Call 07/15/22)(a)	EUR	150	175,317
2.88%, 09/15/25 (Call 09/15/20)(a)	EUR	100	119,713
3.25%, 03/15/25 (Call 03/15/21)(a)	EUR	250	299,852
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 11/15/20)(a)	GBP	100	130,230
Kraft Heinz Foods Co.
1.50%, 05/24/24 (Call 02/24/24)(a)	EUR	100	118,469
2.00%, 06/30/23 (Call 03/30/23)(a)	EUR	100	120,740
2.25%, 05/25/28 (Call 02/25/28)(a)	EUR	200	236,806
4.13%, 07/01/27 (Call 04/01/27)(a)	GBP	100	140,918
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/22)	EUR	100	119,994
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(a)(e)	EUR	100	116,304
LKQ European Holdings BV
3.63%, 04/01/26 (Call 04/01/21)(a)	EUR	100	120,029
4.13%, 04/01/28 (Call 04/01/23)(a)	EUR	100	122,993
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (Call 01/01/24)(a)	EUR	100	122,463
Mauser Packaging Solutions Holding Co., 4.75%, 04/15/24 (Call 04/15/21)(a)	EUR	100	116,097
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	124,103
3.69%, 06/05/28 (Call 04/05/28)	GBP	100	132,061
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	123,287
Netflix Inc.
3.00%, 06/15/25 (Call 03/15/25)(a)	EUR	100	124,103
3.63%, 05/15/27	EUR	150	192,533
3.63%, 06/15/30 (Call 03/15/30)(a)	EUR	150	192,997

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)			Value

United States (continued)
3.88%, 11/15/29(a)	EUR	200		$262,420
4.63%, 05/15/29	EUR	200		274,201
OI European Group BV, 3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	100		119,997
Refinitiv U.S. Holdings Inc., 4.50%, 05/15/26 (Call 11/15/21)(a)	EUR	150		185,773
Scientific Games International Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	EUR	100		98,292
Sealed Air Corp., 4.50%, 09/15/23 (Call 06/15/23)(a)	EUR	100		127,442
Silgan Holdings Inc.
2.25%, 06/01/28 (Call 03/01/23)	EUR	100		116,181
3.25%, 03/15/25 (Call 03/15/21)	EUR	100		119,513
Spectrum Brands Inc., 4.00%, 10/01/26 (Call 10/01/21)(a)	EUR	100		115,973
Standard Industries Inc./NJ, 2.25%, 11/21/26 (Call 08/21/26)(a).	EUR	100		114,312
Tenneco Inc., 5.00%, 07/15/24 (Call 07/15/21)(a)	EUR	100		108,440
WMG Acquisition Corp., 3.63%, 10/15/26 (Call 10/15/21)(a)	EUR	100		122,272

				9,151,686

Total Corporate Bonds & Notes — 97.5% (Cost: $46,290,476)				45,955,289

Common Stocks

South Africa — 0.0%
Sentry Holdings Ltd.Class A(f)		0	(h)	0	(d)

United States — 0.0%
AMC Entertainment Inc.		0	(h)	0	(d)

Total Common Stocks — 0.0% (Cost: $159,437)				0	(d)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(i)(j)	20	$20,000

Total Short-Term Investments — 0.1% (Cost: $20,000)		20,000

Total Investments in Securities — 97.6% (Cost: $46,469,913)		45,975,289

Other Assets, Less Liabilities — 2.4%		1,139,312

Net Assets — 100.0%		$47,114,601

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Rounds to less than $1.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Rounds to less than 1,000.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$14,000	$6,000	(a)	$—	$—	$—	$20,000	20	$92	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Corporate Bonds & Notes	$—	$45,955,289	$—		$45,955,289
Common Stocks	—	—	0	(a)	0	(a)
Money Market Funds	20,000	—	—		20,000

	$20,000	$45,955,289	$0	(a)	$45,975,289

(a)	Rounds to less than $1.

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

5